BASIC AND DILUTED NET EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net income attributed to Sapiens shareholders	$ 11,780	$ 5,897	$ 6,152
Denominator
Denominator for basic earnings per share - weighted average number of common shares, net of treasury stock	39,953	28,460	21,583
Shares and related put options issued in Harcase acquisition	114	298	10
Stock options and warrants	1,604	2,006	588
Denominator for diluted net earnings per share - adjusted weighted average number of shares	41,671	30,764	22,181